Form N-1A Cover	Apr. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BLACKROCK LIQUIDITY FUNDS
Entity Central Index Key	0000097098
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Prospectus Date	Jul. 31, 2026